Investment Strategy	Aug. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing in a diversified portfolio of undervalued common stocks of small capitalization companies as determined by the Advisor.  Small capitalization companies are defined by the Advisor as issuers that, at the time of initial purchase, have a market capitalization below $7 billion.  Under normal circumstances, at least 80% of the Fund’s assets will be invested in common stocks of small capitalization companies. The Fund may invest up to 15% of its assets in sponsored American Depositary Receipts (“ADRs”) issued by foreign companies. The Advisor employs a contrarian selection strategy, which primarily focuses on out-of-favor securities. Market expectations for such companies are low, resulting in attractive valuations in certain cases. To find such stocks, the Advisor uses screens that include key valuation metrics such as price-to-book value, price-to-cash flow, price-to-revenue and price-to-earnings. The Advisor establishes price targets before securities are purchased and re-evaluates these price targets quarterly, or more frequently if conditions warrant. When price targets are reached, the position is sold. In addition, the Advisor will reduce positions that exceed 5% of the portfolio and sell those securities when the original investment rationale is no longer justified due to either company specific or industry issues.